9. Convertible Note Payable (Details - Amortization expense, interest expense and accrued interest) (Sept 2020) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Interest Expense	$ 34,945		$ 15,641
Accrued Interest Balance	46,011		15,641
Amortization of Debt Discount	103,266	$ 0	51,343	$ 0
Unamortized Discount	101,047		155,850
Convertible Note 1 [Member]
Interest Expense	1,015		3,217
Accrued Interest Balance	0		3,217
Amortization of Debt Discount	18,870		14,526
Unamortized Discount	0		18,868
Convertible Note 2 [Member]
Interest Expense	8,343		5,956
Accrued Interest Balance	13,958		5,956
Amortization of Debt Discount	33,352		20,732
Unamortized Discount	19,945		53,298
Convertible Note 3 [Member]
Interest Expense	2,487		1,590
Accrued Interest Balance	4,077		1,590
Amortization of Debt Discount	8,335		4,872
Unamortized Discount	4,685		13,021
Convertible Note 4 [Member]
Interest Expense	2,487		1,237
Accrued Interest Balance	3,723		1,237
Amortization of Debt Discount	5,955		3,631
Unamortized Discount	3,225		9,181
Convertible Note 5 [Member]
Interest Expense	7,380		2,581
Accrued Interest Balance	9,961		2,581
Amortization of Debt Discount	15,408		4,825
Unamortized Discount	11,101		26,509
Convertible Note 6 [Member]
Interest Expense	3,129		701
Accrued Interest Balance	3,829		701
Amortization of Debt Discount	8,186		1,269
Unamortized Discount	7,640		15,826
Convertible Note 7 [Member]
Interest Expense	3,129		359
Accrued Interest Balance	3,488		359
Amortization of Debt Discount	9,774		1,488
Unamortized Discount	9,374		$ 19,147
Convertible Note 8 [Member]
Interest Expense	6,975
Accrued Interest Balance	6,975
Amortization of Debt Discount	3,386
Unamortized Discount	$ 45,077